3 - Marketable Debt Securities: Available-for-sale Securities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Amortized Cost Basis	$ 128,031,318	$ 109,542,938
Available-for-sale Securities, Gross Unrealized Gains	5,173,683	1,543,927
Available-for-sale Securities, Gross Unrealized Losses	(357,928)	(5,025,281)
Available-for-sale Securities, Fair Value Disclosure	132,847,073	106,061,584
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	127,901,002	109,412,622
Available-for-sale Securities, Gross Unrealized Gains	4,885,012	1,241,209
Available-for-sale Securities, Gross Unrealized Losses	(357,928)	(5,025,281)
Available-for-sale Securities, Fair Value Disclosure	132,428,086	105,628,550
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gains	288,671	302,718
Available-for-sale Securities, Fair Value Disclosure	$ 418,987	$ 433,034